Submission	Aug. 17, 2026
Submission [Line Items]
Central Index Key	0001160661
Registrant Name	SOUTHERN POWER CO
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES